Share-based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted		210,900	210,900
Share-based compensation expenses | ¥		¥ 52,253		¥ 94,958	¥ 967
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period				1 year
Stock options granted, weighted average grant date fair value | ¥ / shares					¥ 1.22
Intrinsic value of stock options exercised | ¥					¥ 0
Share options outstanding		16,154,051	16,154,051	11,096,360	12,860,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		7,420,000
Share-based Payment Arrangement, Option [Member] | Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options outstanding		16,154,051	16,154,051	19,463,440
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		707,396
Weighted average fair value of the options | $ / shares			$ 0.2030
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based awards granted, vesting period				4 years
Restricted Shares Granted		13,332,607	13,332,607	23,809,190
Share-based compensation expenses | ¥		¥ 35,880		¥ 27,102
Unrecognized Share Based Compensation | ¥		¥ 22,441	$ 22,441
Weighted Average Grant-Date Fair Value, Non-vested | ¥ / shares		¥ 4.20	$ 4.20	¥ 4.20
Restricted Stock [Member] | MR Cunjun Ma [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted	14,229,183
Share-based compensation expenses | ¥	¥ 59,778
Weighted Average Grant-Date Fair Value, Non-vested | ¥ / shares	¥ 4.20